Note 12 - Derivative Contracts, at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Derivative Contracts, at Fair Value (Details) [Line Items]
Gain (Loss) on Sale of Derivatives	$ (104)	$ (336)	[1]
Expired Options [Member]
Note 12 - Derivative Contracts, at Fair Value (Details) [Line Items]
Gain (Loss) on Sale of Derivatives		$ 336

[1]	Realized gain (loss) includes approximately $336 of realized losses on expired derivative options acquired prior to January 1, 2012.